Operating Leases - Disclosure of Detailed Information About Future Minimum Operating Lease Rental Payments (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Minimum lease payables under non-cancellable operating leases	$ 1,266	$ 416
Less than 1 Year
Statement Line Items [Line Items]
Minimum lease payables under non-cancellable operating leases	401	149
Within two to five years
Statement Line Items [Line Items]
Minimum lease payables under non-cancellable operating leases	$ 865	$ 267